Summary of Significant Accounting Policies - Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Dilutive awards outstanding (in shares)	0	0	0